Reinsurance Contract Assets Held - Movements in reinsurance contract assets held (Details) - Property and Casualty Insurance and Reinsurance - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Jan. 01, 2025	Jan. 01, 2024
Reinsurance contracts assets held
Reinsurance Contract Assets Held
Beginning Balance	$ 9,748.3	$ 9,853.7
Changes in the consolidated statement of comprehensive income:
Cost of reinsurance	(5,418.4)	(6,004.8)
Recoveries of incurred claims and other insurance service expenses	3,992.4	4,480.5
Prior year reserve development and release of risk adjustment on prior year claims	(395.4)	(218.5)
Recoveries of insurance service expenses	3,597.0	4,262.0
Net reinsurance result	(1,821.4)	(1,742.8)
Net finance income (expense) from reinsurance contract assets held	563.1	460.9
Foreign exchange effects	189.9	(189.4)
Total changes in the consolidated statement of comprehensive income	(1,068.4)	(1,471.3)
Cash flows:
Premiums paid	5,643.6	5,804.4
Claims and other insurance service expenses recovered	(3,939.3)	(4,403.2)
Changes in funds withheld	(36.8)	(40.4)
Total changes from cash flows	1,667.5	1,360.8
Investment components and other	(16.9)	6.4
Contracts recognized on acquisition of subsidiary		(1.3)
Ending Balance	10,330.5	9,748.3
Assets for remaining coverage (ARC)
Cash flows:
Loss recovery component	1.9	73.4	$ 73.4	$ 23.0
Assets for remaining coverage (ARC) | Reinsurance contracts assets held
Reinsurance Contract Assets Held
Beginning Balance	(548.7)	180.1
Changes in the consolidated statement of comprehensive income:
Cost of reinsurance	(5,418.4)	(6,004.8)
Recoveries of incurred claims and other insurance service expenses	(1.6)	51.0
Recoveries of insurance service expenses	(1.6)	51.0
Net reinsurance result	(5,420.0)	(5,953.8)
Net finance income (expense) from reinsurance contract assets held	0.5	(0.2)
Foreign exchange effects	(1.9)	7.9
Total changes in the consolidated statement of comprehensive income	(5,421.4)	(5,946.1)
Cash flows:
Premiums paid	5,643.6	5,804.4
Changes in funds withheld	(5.9)	(4.7)
Total changes from cash flows	5,637.7	5,799.7
Investment components and other	88.2	(582.4)
Ending Balance	(244.2)	(548.7)
Assets for incurred claims | Estimates of present value of future cash flows | Reinsurance contracts assets held
Reinsurance Contract Assets Held
Beginning Balance	9,449.8	8,821.0
Changes in the consolidated statement of comprehensive income:
Recoveries of incurred claims and other insurance service expenses	3,684.6	4,123.9
Prior year reserve development and release of risk adjustment on prior year claims	(120.0)	73.4
Recoveries of insurance service expenses	3,564.6	4,197.3
Net reinsurance result	3,564.6	4,197.3
Net finance income (expense) from reinsurance contract assets held	562.6	461.1
Foreign exchange effects	174.5	(181.6)
Total changes in the consolidated statement of comprehensive income	4,301.7	4,476.8
Cash flows:
Claims and other insurance service expenses recovered	(3,939.3)	(4,403.2)
Changes in funds withheld	(30.9)	(35.7)
Total changes from cash flows	(3,970.2)	(4,438.9)
Investment components and other	(122.3)	592.2
Contracts recognized on acquisition of subsidiary		(1.3)
Ending Balance	9,659.0	9,449.8
Assets for incurred claims | Risk adjustment for non-financial risk | Reinsurance contracts assets held
Reinsurance Contract Assets Held
Beginning Balance	847.2	852.6
Changes in the consolidated statement of comprehensive income:
Recoveries of incurred claims and other insurance service expenses	309.4	305.6
Prior year reserve development and release of risk adjustment on prior year claims	(275.4)	(291.9)
Recoveries of insurance service expenses	34.0	13.7
Net reinsurance result	34.0	13.7
Foreign exchange effects	17.3	(15.7)
Total changes in the consolidated statement of comprehensive income	51.3	(2.0)
Cash flows:
Investment components and other	17.2	(3.4)
Ending Balance	915.7	847.2
Gulf Insurance
Cash flows:
Increase (decrease) in cost of reinsurance		1,301.3
Increase (decrease) in cost of reinsurance through effects of contracts acquired in period		338.8
Increase (decrease) in recoveries of reinsurance expenses		1,064.5
Increase (decrease) in recoveries of reinsurance expenses through effects of acquired contracts		392.9
Effect of acquired contracts on net reinsurance results		54.1
Global Insurers and Reinsurers | Reinsurance contracts assets held
Cash flows:
Release of risk adjustment for non-financial risk as claims are paid	(163.3)	(217.4)
Insurance contracts, favorable (adverse) prior year reserve development	39.9	32.0
North American Insurers | Reinsurance contracts assets held
Cash flows:
Release of risk adjustment for non-financial risk as claims are paid	(40.1)	(43.2)
Insurance contracts, favorable (adverse) prior year reserve development	46.2	81.7
International Insurers and Reinsurers | Reinsurance contracts assets held
Cash flows:
Release of risk adjustment for non-financial risk as claims are paid	(72.0)
Insurance contracts, favorable (adverse) prior year reserve development	$ (206.1)	$ (40.3)